CONVERTIBLE DEBT (Schedule of Changes of Long-term Convertible Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible Debt [Roll Forward]
Balance at the beginning of period
Issuance of convertible debt	37,852
Accrued interest	466
Change in fair value	(2,566)
Balance at the end of period	35,752
Series L Convertible Bonds [Member]
Convertible Debt [Roll Forward]
Balance at the end of period	35,752
CONVERTIBLE DEBT [Line Items]
2016	7,380
2017	7,380
2018	7,380
2019	7,380
2020	7,380
Total	$ 36,900